Income taxes (Schedule of the Provision (Benefit) for Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Current:
Domestic (Israel)					$ 5
Foreign	54		348		48
Current tax provision (benefit)	54		348		53
Taxes related to prior years:	167	[1]	230	[1]	(179)	[1]
Deferred:
Deferred taxes, net			2,694		(150)
Total provision (benefit) from income taxes	$ 221		$ 3,272		$ (276)

[1]	In 2012 and 2011, mainly related to withholdings tax for prior years that cannot be realized due to liquidation of subsidiaries.